Stockholders' Equity - Schedule of Valuation Assumptions Using a Black-Scholes Pricing Model (Detail) - Stock options [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate	91.40%	91.40%	91.40%
Risk-free interest rate	4.24%	4.24%	2.67%
Expected term	6 years 29 days	6 years 1 month 6 days	6 years 1 month 6 days